Financial Instruments - Additional Information (Detail) $ / shares in Units, R$ in Millions, $ in Millions, $ in Millions		6 Months Ended			12 Months Ended
	Dec. 06, 2016	Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 BRL (R$) $ / shares	Jun. 30, 2019 USD ($)	[1],[2]	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 MXN ($)	Nov. 14, 2018 BRL (R$)	Nov. 14, 2018 MXN ($)	Jun. 30, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 119,394									$ 126,228
Estimated fair value of borrowings		300,291	[1]					$ 15,633			$ 240,839			$ 240,839
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		124,891
Purchased call options [member] | Promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Current prepaid expenses												R$ 393	$ 2,079
Balance amount available		4,652								R$ 916
Options to purchase foreign currency [Member]
Disclosure of detailed information about financial instruments [line items]
Net premium paid		23			$ 43
Vonpar [member]
Disclosure of detailed information about financial instruments [line items]
Date of acquisition	Dec. 06, 2016
Vonpar [member] | Spal [member] | Promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity							Three-year
Borrowings | R$							R$ 1,166
Borrowings, interest rate							0.375%
Vonpar [member] | Purchased call options [member] | Promissory notes [member] | Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value of borrowings at inception of option		343
Estimated fair value of borrowings		$ 14													$ 14
Vonpar [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of out of the money		49.90%		49.90%	49.80%	49.80%
Out of the money, strike price				$ 81		$ 111
Vonpar [member] | Coca-Cola FEMSA [member] | Promissory notes [member] | Series L share [member]
Disclosure of detailed information about financial instruments [line items]
Share strike price | $ / shares							R$ 178.5

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3